Consolidated statement of comprehensive income/expense (Parenthetical) € in Millions	6 Months Ended
	Sep. 30, 2020 EUR (€) € / shares
Consolidated statement of comprehensive income
Gross profit	€ 6,673	[1]
Operating profit	3,354	[1]
Profit before taxation	1,927	[1]
Profit (loss)	1,468	[1]
Total comprehensive expense	€ (1,818)	[1],[2]
Basic profit per share | € / shares	€ 0.0430
Diluted profit per share | € / shares	€ 0.0429
Vodafone Egypt | Assets and liabilities classified as held for sale
Consolidated statement of comprehensive income
Proportion of ownership interest in subsidiary	55.00%
Changes due to revision
Consolidated statement of comprehensive income
Gross profit	€ (97)
Operating profit	(118)
Profit before taxation	(118)
Profit (loss)	(87)
Total comprehensive expense	€ (85)
Basic profit per share | € / shares	€ (0.0015)
Diluted profit per share | € / shares	€ (0.0015)

[1]	In the previously published results for the six months ended 30 September 2020, the Group’s 55% interest in Vodafone Egypt was classified as held for sale. In December 2020, the Group announced that discussions with the potential purchaser had been terminated. Consequently, the held for sale classification was reversed resulting in the following changes to the previously published results for the six months ended 30 September 2020: gross profit has declined by €97 million, operating profit has declined by €118 million, profit before taxation has declined by €118 million, profit for the financial period has declined by €87 million, total comprehensive expense for the financial period has increased by €85 million and basic profit per share and diluted profit per share has declined by 0.15 eurocents.
[2]	In the previously published results for the six months ended 30 September 2020, the Group’s 55% interest in Vodafone Egypt was classified as held for sale. In December 2020, the Group announced that discussions with the potential purchaser had been terminated. Consequently, the held for sale classification was reversed resulting in the following changes to the previously published results for the six months ended 30 September 2020: Total comprehensive expense for the financial period has increased by €85 million.